Description of the Business and Relevant Events	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Description of the Business and Relevant Events
Note 1. Description of the Business and Relevant Events
I. Corporate Information
América Móvil, S.A.B. de C.V. and subsidiaries (hereinafter, the “Company”, “América Móvil” or “AMX”) was incorporated under laws of Mexico on September 25, 2000. Until June 30, 2022, the Company provided telecommunications services in 24 countries throughout Latin America, the Caribbean and Europe. As of July 1, 2022, the Company disposed of its business in Panama as disclosed in Note 2 Ac to the consolidated financial statements. As a consequence of the foregoing, the Company provides its services in 22 countries, including through a joint venture in Chile which is described in Note 12b. These telecommunications services include mobile and fixed-line voice services, wireless and fixed data services, internet access, Pay TV, over the top (OTT) and other related services. The Company also sells equipment, accessories and computers.

•	Voice services provided by the Company, both wireless and fixed, mainly include the following: airtime, local, domestic and international long-distance services, and network interconnection services.

•	Data services include value added, corporate networks, data and Internet services.

•	Pay TV represents basic services, as well as pay per view and additional programming and advertising services.

•	AMX provides other related services to advertising in telephone directories, publishing and call center services.

•	The Company also provides video, audio and other media content that is delivered through the internet directly from the content provider to the end user.
In order to provide these services, América Móvil has licenses, permits and concessions (collectively referred to herein as “licenses”) to build, install, operate and exploit public and/or private telecommunications networks and provide miscellaneous telecommunications services (mostly mobile and fixed voice and data services) and to operate frequency bands in the radio-electric spectrum for point-to-point and point-to-multipoint microwave links. The Company holds licenses in the 22 countries where it has networks, and such licenses have different dates of expiration through 2056.
Certain licenses require the payment to the respective governments of a share in sales determined as a percentage of revenues from services under concession. The percentage is set as either a fixed rate or in some cases based on certain size of the infrastructure in operation.
The corporate offices of América Móvil are located in Mexico City, Mexico, at Lago Zurich 245, Colonia Ampliación Granada, Alcaldía Miguel Hidalgo, 11529, Mexico City, Mexico.
The accompanying consolidated financial statements were approved for their issuance by the Company’s Board of Directors and Chief Financial Officer on April 27, 2023 and subsequent events have been considered through that date.
II. Relevant events in 2022
a) On April 20, 2022, after receiving the necessary approvals from local regulators, the Company reported that its Brazilian subsidiary Claro S.A. completed the previously announced acquisition of 32% of Grupo Oi’s mobile business in Brazil, through the acquisition of 100% of the shares of the company called Jonava RJ Infraestrutura e Redes de Telecomunicações, S.A. (“Jonava”), which corresponded to it in accordance with the acquisition contract entered into between Grupo Oi as seller and Claro S.A. (as one of several buyers).
The effects of this business acquisition are described in Note 12a.
b) On February 9, 2021, the Company’s Board of Directors approved a reorganization plan which involved an escisión
(spin-off) of its telecommunications towers and other related passive infrastructure in Latin America outside of Mexico, other than Colombia and the Company’s telecommunications towers existing in Peru prior to the spin-off. As part of the spin-off and associated corporate restructuring, the Company contributed to a newly-created company, Sitios Latinoamérica, S.A.B. of C.V. (hereinafter “Sitios Latam”), a portion of the Company’s capital stock, assets and liabilities, mainly consisting of the shares of the Company’s subsidiaries holding telecommunications towers and other associated infrastructure in Latin America outside of Mexico, other than Colombia and the Company’s telecommunications towers existing in Peru prior to the spin-off. The spin-off became effective and the shares of Sitios Latam were distributed on August 8, 2022. As a result, Sitios Latam has a direct or indirect participation in the capital stock of such entities, which are dedicated exclusively to the construction, operation and commercialization of towers and other structures for the installation of telecommunications equipment for the provision of wireless services. The effects of this spin-off are described in Note 12d.
c) On October 6, 2022, Liberty Latin America Ltd. (“Liberty Latin America” or “LLA”) and the Company announced that they completed the transaction to combine their operations in Chile (VTR and Claro Chile, respectively) in order to create a
50
:
50
joint venture called Claro Chile, SpA.

As described in note 12b.
d) On July 1, 2022, the Company completed the sale of Claro Panama, S.A. (“Claro Panama”) to Cable & Wireless Panama, S.A., an affiliate of LLA. As described in note 2ac.
Effects of the COVID-19 Pandemic:
While the negative impact of the COVID-19 pandemic has been gradually declining, the Company continues to closely monitor the evolution of the COVID-19 pandemic in the countries where it operates. Although fiscal year 2022 is the third annual reporting period impacted by the COVID-19 pandemic, the economic and financial impacts still remain to some extent, and preventive measures to ensure the continuity of operations and safeguard the health and safety of personnel and custo mers
must be reinforced.